RISK MANAGEMENT - Liquidity risk - Undiscounted cash flows of commitment loans (Details) - Liquidity risk [member] - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	$ 24,021,180	$ 24,849,251
Financial guarantee contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	3,103,561	2,422,146
Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	384,272	736,473
Overdraft facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	2,261,457	2,264,226
Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	12,933,382	12,449,298
Undrawn approved loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	3,320,704	4,220,322
Other Commitments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	2,017,804	2,756,786
Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	10,541,565	23,290,847
Not later than one month [member] | Financial guarantee contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	48,394	1,813,970
Not later than one month [member] | Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	26,546	606,747
Not later than one month [member] | Overdraft facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	1,861,943	2,264,226
Not later than one month [member] | Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	6,192,403	11,917,268
Not later than one month [member] | Undrawn approved loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	394,475	4,002,210
Not later than one month [member] | Other Commitments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	2,017,804	2,686,426
Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	1,002,092	570,291
Later than one month and not later than six months [member] | Financial guarantee contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	360,652	80,012
Later than one month and not later than six months [member] | Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	145,194	89,801
Later than one month and not later than six months [member] | Overdraft facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	26,281
Later than one month and not later than six months [member] | Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	355,995	112,006
Later than one month and not later than six months [member] | Undrawn approved loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	113,970	218,112
Later than one month and not later than six months [member] | Other Commitments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans		70,360
Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	4,564,287	115,250
Later than six months and not later than one year [member] | Financial guarantee contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	1,064,744	30,320
Later than six months and not later than one year [member] | Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	195,627	925
Later than six months and not later than one year [member] | Overdraft facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	32,113
Later than six months and not later than one year [member] | Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	660,752	84,005
Later than six months and not later than one year [member] | Undrawn approved loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	2,611,051
Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	7,913,236	872,863
Later than one year [member] | Financial guarantee contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	1,629,771	497,844
Later than one year [member] | Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	16,905	39,000
Later than one year [member] | Overdraft facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	341,120
Later than one year [member] | Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	5,724,232	$ 336,019
Later than one year [member] | Undrawn approved loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	$ 201,208